Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended
	Mar. 31, 2011	Jan. 01, 2009	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2013 Operating Loss Carryforwards	Jun. 30, 2014 Federal	Jun. 30, 2014 State	Dec. 31, 2013 Canadian Subsidiary	Dec. 31, 2012 Uncertain Tax Positions [Member]	Dec. 31, 2011 Uncertain Tax Positions [Member]	Jun. 30, 2014 Uncertain Tax Positions [Member]	Dec. 31, 2013 Uncertain Tax Positions [Member]	Dec. 31, 2013 210 Park Avenue Holding, Inc. (Accord)	Dec. 31, 2013 App7, Inc. (ExpenseCloud)	Dec. 31, 2013 SOI Holdings Inc	Oct. 24, 2012 SOI Holdings Inc
Income Taxes Disclosure [Line Items]
Net deferred tax liabilities																	$ 6,200,000	$ 400,000	$ 31,300,000	$ 58,000,000
Net deferred tax liabilities adjustment																		200,000	5,100,000
Valuation allowance related to operating loss carryforwards			0		2,000,000	1,547,000
Net operating loss carryforwards										19,600,000	48,400,000
Net operating loss carryforwards, expiration period			Years 2014 through 2032
Valuation allowance related to tax credit carryforwards			3,200,000
Current tax expense (benefit)			4,635,000	2,747,000	14,617,000	12,686,000	1,431,000		(5,800,000)
Increase in valuation allowance amount					3,700,000	1,100,000	100,000
Settlement agreement with IRS, payment	3,200,000
Continuing refund claim for employment tax credits					3,200,000
Employment tax credit		10,500,000
Unrecognized tax benefits					2,300,000	2,710,000	2,516,000	1,914,000					3,300,000		3,000,000	2,900,000
Reasonably possible amount of unrecognized tax benefits to be settled within next year					2,500,000
Unrecognized tax benefits, Interest					600,000
Income tax expense			6,911,000	8,680,000	7,937,000	20,344,000	5,421,000						200,000	400,000
Undistributed earnings												$ 1,100,000